Other Intangible Assets Major Classes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Intangible Assets by Major Class [Line Items]
Total Other Intangible Assets gross carrying amount	$ 679,273	$ 538,368
Amortized intangible assets, gross carrying amount	491,834	389,437
Amortized intangible assets, accumulated amortization	219,660	192,748
Amortized intangible assets, net other intangible assets	272,174	196,689
Total Other Intangible Assets, net	459,613	345,620
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	216,418	174,190
Amortized intangible assets, accumulated amortization	113,315	103,414
Amortized intangible assets, net other intangible assets	103,103	70,776
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	196,376	139,824
Amortized intangible assets, accumulated amortization	66,077	52,616
Amortized intangible assets, net other intangible assets	130,299	87,208
Customer Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Customer Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	30,223	26,050
Amortized intangible assets, accumulated amortization	13,222	11,192
Amortized intangible assets, net other intangible assets	17,001	14,858
Indefinite-lived intangible assets, net other intangible assets	187,439	148,931
Tradenames and Trademarks | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	4 years
Tradenames and Trademarks | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	48,817	49,373
Amortized intangible assets, accumulated amortization	27,046	25,526
Amortized intangible assets, net other intangible assets	$ 21,771	$ 23,847
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	1 year	1 year
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years